Retirement plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2023	Dec 31 2022
Accrued benefit obligations:
Balance, beginning of year	$53,586	$62,208
Current service cost	2,246	2,329
Past service cost	2,479	—
Interest cost on accrued benefit obligations	2,549	2,007
Benefit payments	(4,280)	(5,760)
Settlements	(3,738)	—
Actuarial (gain) loss	2,074	(4,047)
Foreign exchange (gain) loss	265	(3,151)
Balance, end of year	55,181	53,586
Fair values of plan assets:
Balance, beginning of year	38,347	46,608
Interest income on assets	1,901	1,221
Contributions	5,687	4,457
Benefit payments	(4,280)	(5,760)
Settlements	(3,680)	—
Return on plan assets	(705)	(5,173)
Foreign exchange gain (loss)	938	(3,006)
Balance, end of year	38,208	38,347
Unfunded status	16,973	15,239
Minimum funding requirement	—	—
Defined benefit obligation, net	$16,973	$15,239

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2023 and 2022 is as follows:

For the years ended December 31	2023	2022
Net defined benefit pension plan expense:
Current service cost	$2,246	$2,329
Past service cost	2,479	—
Net interest cost	648	786
Cost of settlement	(58)	—
Total net defined benefit pension plan expense	$5,315	$3,115

Expense recognized in other comprehensive income
The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income for the years ended December 31, 2023 and 2022, are as follows:

For the years ended December 31	2023	2022
Actuarial loss	$(2,827)	$(726)

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2023 and 2022 is as follows:

As at	Dec 31 2023	Dec 31 2022
Equity securities	15%	20%
Debt securities	52%	49%
Cash and other short-term securities	33%	31%
Total	100%	100%